Financial Instruments by Category - Summary of Financial Instruments by Category (Details) - IFRS9 - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Financial assets	¥ 36,110	¥ 42,307
Other investments	236	386
Financial assets at fair value through other comprehensive income	7,302	9,771
Financial liabilities	11,703	11,333
Notes payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	5,062	5,175
Accounts Payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	4,422	3,701
Other Payables and Other Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,922	2,136
Lease Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	297	321
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	3,610	2,800
Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	270	411
Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,029
Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	6,591	11,128
Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	17,072	17,811
Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	27,543	32,150
Financial Assets at Amortized Cost | Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	3,610	2,800
Financial Assets at Amortized Cost | Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	270	411
Financial Assets at Amortized Cost | Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	6,591	11,128
Financial Assets at Amortized Cost | Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	17,072	17,811
Financial Assets at Fair Value Through Profit and Loss
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,265	386
Other investments	236	386
Financial Assets at Fair Value Through Other Comprehensive Income
Disclosure Of Financial Instruments [Line Items]
Financial assets	7,302	9,771
Financial assets at fair value through other comprehensive income	7,302	¥ 9,771
Short-term investments
Disclosure Of Financial Instruments [Line Items]
Financial assets	¥ 1,029